FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Foreign Exchange Contracts Associated with the Borrowing Obligations (Details) - Dec. 31, 2018 - Currency risk - Foreign currency swap contract
£ in Millions, $ in Millions
	GBP (£) $ / £ $ / $	USD ($) $ / £ $ / $
U.K. pound sterling denominated term notes
Disclosure of detailed information about hedging instruments [line items]
Principal amount | £	£ 12.1
Swapped amount | £	£ 15.0
% of principal swapped	123.96694%	123.96694%
Average price (in cad per usd and cad per pound sterling) | $ / £	0.63	0.63
U.S. dollar denominated term notes
Disclosure of detailed information about hedging instruments [line items]
Principal amount | $		$ 366.3
Swapped amount | $		$ 255.0
% of principal swapped	70.00%	70.00%
Average price (in cad per usd and cad per pound sterling) | $ / $	0.75	0.75